OPERATING SEGMENTS (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of operating segments [abstract]
Schedule of Revenues and Operating Loss by Segments
The following table presents our revenues and operating loss by segments:

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2020

Revenues	$354	$-	$-	$19	$373

Operating loss	$(4,392)	$(147)	$(1,861)	$(5,684)	$(12,084)

Net financing income					$59

Loss before taxes on income					$(12,025)

	Agriculture	Industry	Human	Unallocated	Total
	Unaudited

For the six months ended June 30, 2019

Revenues	$497	$20	$-	$23	$540

Operating loss	$(4,724)	$(219)	$(1,090)	$(3,339)	$(9,372)

Net financing income					$1,480

Loss before taxes on income					$(7,892)

Schedule of Major Customers
Revenues from major customers each of whom amounts to 10% or more, of total revenues:

	Six months ended June 30,
	2020	2019
	Unaudited

Customer A	12%	-
Customer B (subsidiary shareholder)	67%	46%
Customer C	-	25%
Customer D	12%	-
Customer E	-	18%

Schedule of Geographical Information	Revenues based on the location of the customers, are as follows:
	Six months ended June 30,
	2020	2019
	Unaudited

United States	67%	46%
Israel	17%	29%
Brazil	12%	18%
Other	4%	7%

	100%	100%

Schedule of Percentage of Non-Current Assets
The carrying amounts of non-current assets (property, plant and equipment property and intangible assets) in the Company's country of domicile (Israel) and in the United States based on the location of the assets, are as follows:

	June 30, 2020	December 31, 2019
	Unaudited	Audited

United States	89%	88%
Israel	11%	12%

	100%	100%